RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions

During the years ended December 31, 2018, 2017 and 2016, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2018		2017		2016

Transactions with affiliated companies

Melco International and its subsidiaries	Management fee expenses	$4,339	(1)	$ 1,787	(2)	$ 1,191	(2)
	Shared service fee income for corporate office	3,044		951		232
	Design and construction service fee income for Cyprus Project(3)	2,625		—		—
	Management fee income for Cyprus Project(4)	1,903		1,487		—
A joint venture and a subsidiary of MECOM Power and Construction Limited
(“MECOM”)(5) (6)	Construction and renovation work performed and recognized as property and equipment	13,454		35,510		—

	Consultancy fee expense	11,723		2,228		—

Notes

(1)

The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of the Company’s Chief Executive Officer.

(2)

The amount mainly included the Company’s reimbursement to Melco International’s subsidiary for service fees incurred on its behalf for the operation of the office of the Company’s Chief Executive Officer.

(3)

The amount mainly represents management fee income for design and construction services provided by the Group to a subsidiary of Melco International for development of an integrated casino resort and up to four satellite casinos in the Republic of Cyprus (“Cyprus Project”).

(4)	The amount mainly represents management fee income for services provided by the Group to a subsidiary of Melco International for management and operation for the Cyprus Project.
(5)	A company in which Mr. Lawrence Yau Lung Ho, the Company’s Chief Executive Officer, has a shareholding interest of approximately 20%.
(6)

In July 2018, the Group entered into a term contract with EHY Construction and Engineering Company Limited (“EHY Construction”), a subsidiary of MECOM, pursuant to which EHY Construction agreed to provide certain services to the Group, including but not limited to structural steelworks, civil engineering construction and fitting out and renovation work for a term of three years. The performance by EHY Construction of these services under the term contract is subject to (i) individual work orders as may be issued to EHY Construction from time to time; and (ii) the maximum aggregate contract amount of HK$600,000,000 (equivalent to $76,613). The amounts included the services provided by EHY Construction of $23,015 during the year ended December 31, 2018.

Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses

The outstanding balances mainly arising from operating income or prepayment of operating expenses as of December 31, 2018 and 2017 are unsecured, non-interest bearing and repayable on demand with details as follows:

	December 31,
	2018	2017
Melco International and its subsidiaries	$7,603	$2,367
Others	—	10

	$7,603	$2,377

Schedule of Current Portion of Amounts Due to Affiliated Companies Arising from Construction and Renovation Works Performed

The current portion of amounts due to affiliated companies mainly arising from construction and renovation work performed, operating expenses and expenses paid by affiliated companies on behalf of the Group as of December 31, 2018 and 2017, are unsecured, non-interest bearing and repayable on demand with details as follows:

	December 31,
	2018	2017
A joint venture and subsidiaries of MECOM	$8,118	$14,675
A subsidiary of Melco International	3,340	1,293
Others	11	822

	$11,469	$16,790